Commitments and Contingencies (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 11, 2015 plaintiff	Mar. 30, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 29, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 25, 2014 USD ($)	Jun. 30, 2016 USD ($)
Future minimum lease payments under non cancelable operating leases
2017				$ 63,340
2018		$ 78,172		71,913
2019		79,340		73,580
2020		75,958		71,598
2021		71,989		67,875
Thereafter		394,392		369,231
Total minimum lease payments		749,795		717,537
Lease expense		$ 16,988	$ 12,142	53,899	$ 41,756	$ 29,774
Litigation
Number of plaintiffs | plaintiff	6
Estimable and probable loss accrued							$ 14,000
Receivables to offset to litigation settlement expense				$ 3,500
Number of members excluded from the settlement | item				7